Commitments and Contingencies - Minimum Lease Commitments and Other (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Minimum Lease Commitments
Nine months ending December 31, 2015	$ 224,229
2016	288,079	$ 260,000
2017	65,361	43,000
2018	8,347
2019	657
Minimum lease commitments total	$ 586,673	$ 677,000